Prudential Investment Portfolios 2

Prudential Commodity Strategies Fund

(the “Fund”)

Supplement dated December 7, 2017 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information (“SAI”) of the Fund

The Board of Trustees of the Fund recently approved the replacement of CoreCommodity Management, LLC (“CoreCommodity”) as subadviser to the Fund with Quantitative Management Associates LLC (“QMA”). This change is expected to become effective on or about April 2, 2018. The Fund’s management fees will also be reduced effective on or about April 2, 2018. In addition, on or about June 2018, the Fund’s name is expected to change to “Prudential QMA Commodity Strategies Fund”.

To reflect the change in subadviser for the Fund, effective on or about April 2, 2018, the Fund’s Summary Prospectus and Prospectus are revised as follows:

I.	In the Summary Prospectus and Prospectus section entitled “Fund Summary—Fund Fees and Expenses”, the Annual Fund Operating Expenses table is deleted and replaced with the following table:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Q
Management fees	0.40%
Distribution and service (12b-1) fees	None
Other expenses(1)	2.04%
Total annual Fund operating expenses	2.44%
Fee waiver and/or expense reimbursement(2)	(1.64)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.80%

(1) Other expenses are based on estimates. Reflects investment of 25% of the Fund’s daily net assets in Prudential Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary), which has a management fee of 0.40% of average daily net assets.

(2) PGIM Investments LLC (PGIM Investments) has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. Separately, PGIM Investments has contractually agreed, through November 30, 2020, to limit Total annual Fund operating expenses after fee waivers and/or expense reimbursements to 0.80% of average daily net assets for Class Q shares. This contractual waiver excludes taxes, interest, brokerage commissions, distribution and/or service (12b-1) fees, extraordinary and certain other expenses. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These waivers may not be terminated prior to November 30, 2020 without the prior approval of the Fund’s Board of Trustees.

II.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:
	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class Q	$82	$603	$1,152	$2,651	$82	$603	$1,152	$2,651

III.	The second paragraph of the section of the Summary Prospectus and Prospectus entitled “Investments, Risks and Performance—Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund, which is actively managed, gains exposure to the commodity markets through investment of the Fund’s assets directly and/or in the Prudential Commodity Strategies Subsidiary Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary). The subadviser’s strategy seeks to generate returns over a market cycle in excess of the Bloomberg Commodity Index using a systematic, factor-based investment process. The Fund is not sponsored by or affiliated with Bloomberg.

IV.	The table in the Summary Prospectus and Prospectus entitled “Management of the Fund” is hereby deleted in its entirety and replaced with the following:
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Quantitative Management Associates LLC	Yesim Tokat-Acikel, PhD	Portfolio Manager	April 2018
		Marco Aiolfi, PhD	Portfolio Manager	April 2018

To reflect the change in subadviser for the Fund, effective on or about April 2, 2018, the Fund’s Prospectus is revised as follows:

V.	The fourth paragraph of the section of the Prospectus entitled “More About the Funds’ Principal and Non-Principal Investment Strategies, Investments and Risks—Prudential Commodity Strategies Fund” is hereby deleted in its entirety and replaced with the following:

The Fund, which is actively managed, gains exposure to the commodity markets through investment of the Fund’s assets directly and/or in the Prudential Commodity Strategies Subsidiary Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary). The subadviser’s strategy seeks to generate returns over a market cycle in excess of the Bloomberg Commodity Index using a systematic, factor-based investment process.

VI.	In the section of the Prospectus entitled “How The Funds Are Managed—Investment Subadvisers”, the subsection entitled “CoreCommodity Management, LLC (CoreCommodity)” is hereby deleted in its entirety and the second paragraph under the subsection entitled “Quantitative Management Associates LLC (QMA)” is hereby deleted in its entirety and replaced with the following:

QMA serves as subadviser to the Prudential QMA US Broad Market Index Fund, the Prudential QMA Mid-Cap Core Equity Fund and the Prudential Commodity Strategies Fund.

VII.	In the section of the Prospectus entitled “How The Funds Are Managed—Portfolio Managers”, the subsection entitled “CoreCommodity” is hereby deleted in its entirety, and the following is added to the subsection entitled “QMA”:

Prudential Commodity Strategies Fund

Yesim Tokat-Acikel, PhD, is a Portfolio Manager for QMA and a member of the Global Portfolio Solutions team. Her responsibilities include research and portfolio management with a focus on Global Tactical Asset Allocation. Prior to joining QMA, Yesim was a senior quantitative analyst at AllianceBernstein, where she developed Global Tactical Asset Allocation strategies. She developed global equity, REIT, and credit models, as well as dynamic risk models. Previously, she was a senior investment analyst for The Vanguard Group where she built tactical and strategic asset allocation models for the retirement and private client markets. Yesim has published papers on strategic and tactical portfolio allocation issues in the Journal of Investing, Journal of Wealth Management, Journal of Financial Planning, Journal of Economic Dynamics and Control, and Strategic Management Journal. She earned a BS in Industrial Engineering from Bilkent University in Turkey; an MS in Industrial Engineering from the University of Arizona, Tucson, and a PhD in Economics from the University of California, Santa Barbara.

Marco Aiolfi, PhD, is a Portfolio Manager for QMA and a member of the Global Portfolio Solutions team. His responsibilities include research and portfolio management with a focus on Global Tactical Asset Allocation. Prior to joining QMA, Marco was a portfolio manager and researcher at Goldman Sachs Asset Management where he was a member of the Quantitative Investment Strategies team. His experience included serving as lead portfolio manager for Global Tactical Asset Allocation implementation in select portfolios and co-head of volatility strategies for a multi-strategy fund. Previously, Marco was a Principal at Platinum Grove Asset Management, where he designed, implemented and co-managed a systematic G10 currency trading strategy. Marco was a Research Scholar at the University of California, San Diego, specializing in macro asset pricing and econometrics, and he was a Visiting Scholar for the Research Department at the International Monetary Fund. Marco has published papers in several academic journals including the Journal of Econometrics, the Journal of Forecasting, the Journal of Financial Econometrics, the Journal of Development Economics and the Oxford Handbook of Economic Forecasting. He earned a BA in Economics Summa Cum Laude and a PhD in Economics from Bocconi University, Milan, Italy.

To reflect the change in subadviser for the Fund, effective on or about April 2, 2018, the Fund’s SAI is revised as follows:

I.	In the section of the SAI entitled “Management and Advisory Arrangements”, the information relating to the Fund in the table entitled “Management Fee Rates” is hereby deleted in its entirety and replaced with the following:
Management Fee Rates
Fund Name	Fee Rate
Prudential Commodity Strategies Fund	0.40% of average daily net assets.

II.	In the section of the SAI entitled “Management and Advisory Arrangements—Subadvisory Arrangements”, the tables for the Fund are hereby deleted in their entirety and replaced with the following:
Fund Subadvisers & Fee Rates
Fund Name	Subadviser	Fee Rate
Prudential Commodity Strategies Fund	QMA*	0.25% of average daily net assets.

* Prior to April 2, 2018, CoreCommodity Management, LLC (“CoreCommodity”) served as subadviser to the Fund and charged a subadvisory fee rate of 0.45% of the Fund’s average daily net assets. Effective that same date, QMA assumed subadvisory responsibilities for the assets of the Fund, with a subadvisory fee rate of 0.25% of the Fund’s average daily net assets.

Subadvisory Fees Paid by PGIM Investments: Prudential Commodity Strategies Fund**
2017	2016	2015
$27,940	N/A*	N/A*

*The Fund commenced investment operations as of November 15, 2016.
**Prior to April 2, 2018, CoreCommodity served as subadviser to the Fund and charged a subadvisory fee rate of 0.45% of the Fund’s average daily net assets. Effective that same date, QMA assumed subadvisory responsibilities for the assets of the Fund, with a subadvisory fee rate of 0.25% of the Fund’s average daily net assets.

III.	The following disclosure is added at the end of the section of the SAI entitled “Management and Advisory Arrangements—Subadvisory Arrangements”:

Management & Subadvisory Fees for Managing the Cayman Subsidiary:

Management Fees. The Cayman Subsidiary has entered into a separate Management Agreement with PGIM Investments whereby PGIM Investments provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by PGIM Investments to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays PGIM Investments a monthly fee at the annual rate of 0.40% of the average daily net assets of the Cayman Subsidiary. However, PGIM Investments has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

Subadvisory Fees. PGIM Investments also has entered into a Subadvisory Agreement with QMA relating to the Cayman Subsidiary. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Cayman Subsidiary. The subadviser provides substantially similar services to the services provided to the Fund as discussed above. PGIM Investments has responsibility for all investment advisory services pursuant to the Management Agreement with the Cayman Subsidiary and supervises the subadviser’s performance of such services.

PGIM Investments pays QMA a monthly fee at the annual rate of 0.25% of the Cayman Subsidiary's average daily net assets. The subadviser may voluntarily waive a portion of its fees from time to time.

Note: The Cayman Subsidiary (and not QMA or PGIM Investments) bears all third-party exchange and regulatory fees due in connection with the execution and clearing of commodities futures transactions initiated on behalf of the Cayman Subsidiary.

IV.	In the section of the SAI entitled “Management and Advisory Arrangements—The Funds’ Portfolio Managers: Information About Other Accounts Managed”, the references and information pertaining to CoreCommodity are hereby deleted and replaced with the following. The information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise:
Other Funds and Investment Accounts Managed by the Portfolio Managers
Fund	Subadviser	Portfolio Managers	Registered Investment Companies*/ Total Assets	Other Pooled Investment Vehicles*/ Total Assets	Other Accounts*/ Total Assets
Prudential Commodity Strategies Fund	QMA	Yesim Tokat-Acikel, PhD**	1 / $32,455,839	None	1 / $31,533,839 1 / $31,533,839
		Marco Aiolfi, PhD**	1 / $32,455,839	None	1 / $31,533,839 1 / $31,533,839

*Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

“QMA Other Pooled Investment Vehicles” includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. “QMA Other Accounts” includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates. The assets in certain accounts have been estimated due to the availability of information only at the end of calendar quarters.
** Information provided as of October 31, 2017.

V.	The section of the SAI entitled “Management and Advisory Arrangements—The Funds’ Portfolio Managers: Personal Investments and Financial Interests” is updated solely with respect to the Fund as set forth below. The information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise:

THE FUNDS’ PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS

The table below identifies the dollar value (in ranges) of investments beneficially held by, and financial interests awarded to, each portfolio manager, if any, in the Fund and in other investment accounts managed by, or which have an individual portion or sleeve managed by, each portfolio manager that utilize investment strategies, objectives and mandates similar to the Fund. Information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise.

Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
Quantitative Management Associates LLC	Yesim Tokat-Acikel, PhD**	None
	Marco Aiolfi, PhD**	None

Quantitative Management Associates LLC:

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the indicated Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.  “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan.  “Other Financial Interests” include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional’s long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.

The dollar ranges for each Portfolio Manager's investment in the Funds are as follows: Yesim Tokat-Acikel: None; Marco Aiofi: None.

** Information provided as of October 31, 2017.

VI.	In the section of the SAI entitled “Additional Information About the Portfolio Managers—Compensation And Conflicts of Interest” all references and information pertaining to CoreCommodity are hereby deleted.

VII.	In the section of the SAI entitled “Appendix I: Proxy Voting Policies of the Subadviser” all references and information pertaining to CoreCommodity are hereby deleted.

LR991